USAA Small Cap Stock Fund
FUND SUMMARY: USAA SMALL CAP STOCK FUND
INVESTMENT OBJECTIVE
The USAA Small Cap Stock Fund (the Fund) seeks long-term growth of capital.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Small Cap Stock Fund)	USAA Small Cap Stock Fund Shares	USAA Small Cap Stock Fund Institutional Shares
Shareholder Fees USAA Small Cap Stock Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Cap Stock Fund) USAA Small Cap Stock Fund	USAA Small Cap Stock Fund Shares	USAA Small Cap Stock Fund Institutional Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.75%	0.76%
Distribution and/or Service (12b-1) Fees	none	none
Other Expenses	0.39%	0.23%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Operating Expenses	1.15%	1.00%	[1]
[1]	(a) The total annual operating expenses of the Fund differ from the ratios to average net assets in the Financial Highlights, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Small Cap Stock Fund) USAA Small Cap Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Small Cap Stock Fund Shares	117	365	633	1,398
USAA Small Cap Stock Fund Institutional Shares	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in equity securities of companies with small market capitalizations. This 80% policy may be changed upon at least 60 days' written notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund also is subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in the securities of larger companies.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index, an additional broad-based market index, and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
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NINE-MONTH YTD TOTAL RETURN
-5.23% (9/30/14)

BEST QUARTER*	WORST QUARTER*
18.96% 3rd Qtr. 2009	-25.38% 4th Qtr. 2008
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Shares.

Average Annual Total Returns (Small Cap Stock Fund) USAA Small Cap Stock Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
USAA Small Cap Stock Fund Shares	37.66%	20.37%	9.01%
USAA Small Cap Stock Fund Shares Return After Taxes on Distributions	34.07%	19.65%	8.10%
USAA Small Cap Stock Fund Shares Return After Taxes on Distributions and Sale of Fund Shares	22.78%	16.54%	7.19%
USAA Small Cap Stock Fund Shares Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	38.82%	20.08%	9.07%
USAA Small Cap Stock Fund Shares S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	41.31%	21.37%	10.65%
USAA Small Cap Stock Fund Shares Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	36.13%	20.75%	9.33%
USAA Small Cap Stock Fund Institutional Shares	37.96%	20.85%		11.37%	Aug. 01, 2008
USAA Small Cap Stock Fund Institutional Shares Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)				10.99%	Aug. 01, 2008
USAA Small Cap Stock Fund Institutional Shares S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)				12.74%	Aug. 01, 2008
USAA Small Cap Stock Fund Institutional Shares Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)				11.16%	Aug. 01, 2008